CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [Abstract]
Disclosure of detailed information about cash and bank balances [Text Block]
	2020	2019
	US$’000	US$’000

Restricted cash, current portion	3,319	3,167
Cash on hand	566	357
Cash at bank	37,376	32,029
Cash and bank balances	41,261	35,553

Less: Restricted cash, current portion	(3,319)	(3,167)
	37,942	32,386
Add: Cash and cash equivalents included in the disposal group held for sale (Note 40) (i)	-	141
Cash and cash equivalents in the statements of cash flows	37,942	32,527

Restricted cash
Classified as:
Current	3,319	3,167
Non-current	9,304	9,611
	12,623	12,778